Parent entity information (Details Narrative) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 170,215	$ 147,640	$ 152,211
Parent [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	0
Capital commitment	$ 0